Earnings / (Loss) Per Common Share, Antidilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings / (Loss) Per Common Share [Abstract]
Potentially dilutive securities (in shares)	1,257,522	599,148
June 2022 Private Placement Warrants [Member]
Earnings / (Loss) Per Common Share [Abstract]
Potentially dilutive securities (in shares)	282,740	0
Series E Shares [Member]
Earnings / (Loss) Per Common Share [Abstract]
Potentially dilutive securities (in shares)	974,782	599,148